Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Parenthetical) (Detail)							12 Months Ended
	Sep. 03, 2020 MXN ($)	May 15, 2020 MXN ($)	Apr. 13, 2020 MXN ($)	Dec. 28, 2017 USD ($)	Feb. 15, 2016 USD ($)	Jan. 19, 2016 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 25, 2020 MXN ($)	Feb. 14, 2020 MXN ($)	Feb. 13, 2020 MXN ($)	Feb. 28, 2009 USD ($)	Jun. 30, 2007 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan							$ 191,000,000		$ 4,200,000	$ 2,200,000	$ 3,000,000
Derivative financial instrument basis points											17.00%
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan												$ 510,000
Interest rate												8.00%
Unsecured Loan With GAP On April 13, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan			$ 1,000,000,000
Borrowings interest rate basis							Interest rate 28 days tiie variable plus 100 basis points.
Loan maturity period			15 months
Derivative financial instrument basis points			1.00%
Unsecured Loan With GAP On January 19, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan						$ 95,500,000
Borrowings interest rate basis							The loan bears interest at Libor 1M plus 99 basis points.
Loan maturity period						5 years
Derivative financial instrument basis points						0.99%
Unsecured Loan With GAP On February 15, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan					$ 95,500,000
Borrowings interest rate basis							The loan bears interest at libor 1m plus 105 basis points.
Loan maturity period					5 years
Derivative financial instrument basis points					1.05%
Unsecured Loan With MBJA On September 3, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan	$ 60,000,000,000
Borrowings interest rate basis							The loan bears interest at libor plus 310 basis points for a period of 7 years from this disposition and semi-annual instalments.
Loan maturity period	7 years
Derivative financial instrument basis points	3.10%
Disposition of Borrowings							$ 30,000,000,000
Unsecured Loan With MBJA on December 28, 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan				$ 40,000,000,000
Borrowings interest rate basis							The loan bears interest at libor 1m plus 280 basis points for a period of 7 years from this disposition and semi-annual instalments.
Loan maturity period				7 years
Derivative financial instrument basis points				2.80%
Disposition of Borrowings								$ 33,000,000
Fixed Rate Interest [Member] | Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan													$ 10,936,000,000
Borrowings interest rate basis							Interest is accrued at an interest rate of 14% per annum.
Interest rate													14.00%
Fixed Rate Interest [Member] | Unsecured Loan With GAP On May 15, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan		$ 1,000,000,000
Borrowings interest rate basis							The loan bears interest at a fixed annual interest rate of 6.99% over a period of 2 years.
Interest rate		6.99%
Loan maturity period		2 years